FINANCIAL STATEMENTS

                UBS Life Insurance Company USA Separate Account
                Year Ended December 31, 2008
                With Report of Independent Registered Public
                Accounting Firm

                Ernst & Young LLP

                [GRAPHIC OMITTED]

                 UBS Life Insurance Company USA Separate Account

                              Financial Statements

                          Year Ended December 31, 2008




                                    CONTENTS

Report of Independent Registered Public Accounting Firm........................1

Audited Financial Statements

Statement of Assets and Liabilities............................................2
Statement of Operations........................................................3
Statements of Changes in Net Assets............................................4
Notes to the Financial Statements..............................................6

                              [ERNST & YOUNG LLP]



             Report of Independent Registered Public Accounting Firm

The Board of Directors
UBS Life Insurance Company USA Separate Account

We have audited the accompanying statement of assets and liabilities of each of the divisions of UBS Life Insurance Company USA Separate Account (the Account), comprising the Growth and Income, Growth, International Growth, Money Market, Balanced Wealth Strategy (formerly Balanced Shares), and Intermediate Bond (formerly U.S. Government/High Grade Securities which merged with Global Bond) Divisions, as of December 31, 2008, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2008. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the fund companies, or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the divisions constituting UBS Life Insurance Company USA Separate Account at December 31, 2008, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ Ernst & Young LLP

April 24, 2009

        UBS Life Insurance Company USA Separate Account

              Statement of Assets and Liabilities

                       December 31, 2008

                                                                                                         BALANCED
                                           GROWTH AND                   INTERNATIONAL                     WEALTH        INTERMEDIATE
                                             INCOME          GROWTH        GROWTH      MONEY MARKET      STRATEGY           BOND
                                            DIVISION        DIVISION      DIVISION       DIVISION        DIVISION         DIVISION
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in shares of mutual
  funds, at market                          $ 409,881    $ 1,356,934     $ 622,243       $ 80,384        $ 728,862       $ 1,029,935

LIABILITIES                                         -              -             -              -                -                 -
                                     -----------------------------------------------------------------------------------------------
Net assets                                  $ 409,881    $ 1,356,934     $ 622,243       $ 80,384        $ 728,862       $ 1,029,935
                                     ===============================================================================================

Net assets:

Accumulation units with early
  withdrawal charges                        $ 363,339    $ 1,345,600     $ 600,049       $ 80,384        $ 704,065         $ 994,475
Accumulation units without early
  withdrawal charges                           36,683          5,302        14,455              -            7,687            17,260
Contracts in the annuitization period
  with early withdrawal charges                 3,010          5,190           825              -           10,199             4,048
Contracts in the annuitization period
  without early withdrawal charges              6,849            842         6,914              -            6,911            14,152
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                            $ 409,881    $ 1,356,934     $ 622,243       $ 80,384        $ 728,862       $ 1,029,935
                                     ===============================================================================================

Investments in shares of
  mutual funds, at cost                     $ 678,046    $ 1,592,704     $ 887,230       $ 80,384      $ 1,073,604       $ 1,125,214
Shares of mutual funds owned               31,288.635    102,954.005    49,699.946     80,383.538       84,456.765        98,089.021

Accumulation units with early
  withdrawal charges:

Units outstanding                          21,407.216    121,191.198    52,237.229      6,389.719       44,015.022        78,006.472
Unit value                                    $ 16.97        $ 11.10       $ 11.49        $ 12.58          $ 16.00           $ 12.75

Accumulation units without
  early withdrawal charges:
Units outstanding                           2,157.580        493.730     1,411.552              -          490.919         1,389.536
Unit value                                    $ 17.00        $ 10.74       $ 10.24        $ 12.24          $ 15.66           $ 12.42

Contracts in the annuitization period
  with early withdrawal charges:
Units outstanding                             172.864        455.895        69.976              -          621.183           309.511

Unit value                                    $ 17.41        $ 11.38       $ 11.79        $ 12.90          $ 16.42           $ 13.08

Contracts in the annuitization period
  without early withdrawal charges:
Units outstanding                             396.569         77.206       664.634              -          434.269         1,121.628
Unit value                                    $ 17.27        $ 10.90       $ 10.40        $ 12.44          $ 15.91           $ 12.62

See accompanying notes.

                 UBS Life Insurance Company USA Separate Account

                             Statement of Operations

                          Year Ended December 31, 2008

                                                                                                        BALANCED
                                            GROWTH AND               INTERNATIONAL                       WEALTH         INTERMEDIATE
                               GLOBAL BOND    INCOME       GROWTH       GROWTH       MONEY MARKET       STRATEGY            BOND
                                DIVISION*    DIVISION     DIVISION     DIVISION        DIVISION         DIVISION          DIVISION
------------------------------------------------------------------------------------------------------------------------------------
INCOME
Dividends                      $ 72,799      $ 12,792         $ -           $ -         $ 1,558         $ 53,105           $ 28,555

EXPENSES
Mortality and risk expense        3,523         9,652      31,525        16,947           1,345           14,801             16,007
Net investment income (loss)     69,276         3,140     (31,525)      (16,947)            213           38,304             12,548

Realized gain (loss) on
  investments:

Realized gain (loss) on
  sale of funds shares            2,674       (26,414)      4,036        (5,533)              -          (10,134)           (15,573)
Realized gain distributions           -       108,904           -        21,228               -          102,120                   -
------------------------------------------------------------------------------------------------------------------------------------
Total realized gain (loss)
  on investments                  2,674        82,490       4,036        15,695               -           91,986            (15,573)

Change in unrealized
  appreciation (depreciation)
  of investments                (51,412)     (408,848) (1,058,994)     (659,835)              -         (475,519)           (78,089)
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in
  net assets from operations   $ 20,538    $ (323,218 $(1,086,483)   $ (661,087)          $ 213       $ (345,229)         $ (81,114)
------------------------------------------------------------------------------------------------------------------------------------

*Period from January 1, 2008 to April 25, 2008 (fund merge date).

See accompanying notes.

                 UBS Life Insurance Company USA Separate Account

                       Statement of Changes in Net Assets

                          Year Ended December 31, 2008

                                                                                                        BALANCED
                                            GROWTH AND               INTERNATIONAL                       WEALTH         INTERMEDIATE
                               GLOBAL BOND    INCOME       GROWTH       GROWTH       MONEY MARKET       STRATEGY            BOND
                                DIVISION*    DIVISION     DIVISION     DIVISION        DIVISION         DIVISION          DIVISION
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net
  assets from operations:

Net investment income (loss)   $ 69,276      $ 3,140     $ (31,525)   $ (16,947)         $ 213          $ 38,304      $ 12,548 ,304
Net realized gain (loss)
  on investments                  2,674       82,490         4,036       15,695              -            91,986            (15,573)
Change in unrealized
 appreciation (depreciation)
of investments                  (51,412)    (408,848)   (1,058,994)    (659,835)             -          (475,519)           (78,089)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
  assets from operations         20,538     (323,218)   (1,086,483)    (661,087)           213          (345,229)           (81,114)

Contract transactions:
Administration charges                -            -             -            -              -                 -                  -
Contract distributions and
  terminations                  (21,142)     (61,672)      (92,669)     (99,920)        (1,655)          (73,437)          (131,163)
Transfer payments (to) from
  other divisions              (677,559)           -         6,935            -         (1,009)                -            671,632
Actuarial adjustment in
  reserves for currently
  payable annuity contracts        (215)      (5,541)       (4,688)      (1,138)            40            (3,772)           (44,757)
------------------------------------------------------------------------------------------------------------------------------------
Net (decrease) increase in
  net assets from contract
  transactions                 (698,916)     (67,213)      (90,422)    (101,058)        (2,624)          (77,209)            495,712
------------------------------------------------------------------------------------------------------------------------------------
Total (decrease) increase
  in net assets                (678,378)    (390,431)   (1,176,905)    (762,145)        (2,411)         (422,438)            414,598


Net assets at beginning
  of year                       678,378      800,312     2,533,839    1,384,388         82,795         1,151,300             615,337

------------------------------------------------------------------------------------------------------------------------------------
Net assets at end
  of year                           $ -    $ 409,881   $ 1,356,934    $ 622,243       $ 80,384         $ 728,862         $ 1,029,935
====================================================================================================================================

See accompanying notes.

*Period from January 1, 2008 to April 25, 2008 (Division merger date).

                 UBS Life Insurance Company USA Separate Account

                       Statement of Changes in Net Assets

                          Year Ended December 31, 2007

                                                                                                        BALANCED
                                            GROWTH AND               INTERNATIONAL                       WEALTH         INTERMEDIATE
                               GLOBAL BOND    INCOME       GROWTH       GROWTH       MONEY MARKET       STRATEGY            BOND
                                DIVISION*    DIVISION     DIVISION     DIVISION        DIVISION         DIVISION          DIVISION
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net
  assets from operations:
Increase (decrease) in net
  assets from operations:
Net investment income (loss)    $ 11,883    $ (1,516)   $ (56,169)    $ (7,216)       $ 3,595           $ 15,007           $ 24,405
Net realized gain (loss)
  on investments                   2,526     275,900      670,644    1,221,704              -            153,111            (19,357)
Change in unrealized
  appreciation/depreciation
  of investments                  40,459    (217,825)    (227,343)    (865,012)             -           (133,968)            18,431
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
  assets from operations          54,868      56,559      387,132      349,476          3,595             34,150             23,479

Contract transactions:
Administration charges              (418)       (555)      (1,421)        (881)          (256)              (796)              (558)
Contract distributions
  and terminations              (202,367)   (985,174)  (2,181,598)  (1,548,100)      (205,332)          (782,081)          (496,390)

Transfer payments (to)
 from other divisions                  -     (29,333)     (38,693)      30,753        102,718            (45,387)           (20,058)
Actuarial adjustment in reserves
  for currently payable
  annuity contracts                 (555)     (8,506)      (6,937)      (1,103)        (5,483)            (5,616)            (7,493)
Net increase (decrease) in
  net assets from
contract transactions           (203,340) (1,023,568)  (2,228,649)   1,519,331)      (108,353)          (833,880)          (524,499)
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease)
  in net assets                 (148,472)   (967,009)  (1,841,517)  (1,169,855)      (104,758)          (799,730)          (501,020)
------------------------------------------------------------------------------------------------------------------------------------

Net assets at beginning
  of year                        826,850   1,767,321    4,375,356    2,554,243        187,553          1,951,030          1,116,357
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year      $ 678,378   $ 800,312  $ 2,533,839  $ 1,384,388       $ 82,795        $ 1,151,300          $ 615,337
====================================================================================================================================

See accompanying notes.

                 UBS Life Insurance Company USA Separate Account

                        Notes to the Financial Statements

                                December 31, 2008


1. ORGANIZATION

UBS Life Insurance Company USA Separate Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by UBS Life Insurance Company USA (the Company), a wholly owned subsidiary of PaineWebber Life Holdings, Inc., who in turn is a wholly owned subsidiary of UBS AG. The Account exists in accordance with rules and regulations of the California Insurance Department as a funding vehicle for individual variable annuity contracts issued by the Company.

At the direction of eligible contract owners, at December 31, 2008, the Account invests in six investment divisions which, in turn, own shares of the following portfolios of AllianceBernstein Variable Products Series Fund, Inc., an open-end registered investment company (mutual fund):

DIVISION                                       INVESTS EXCLUSIVELY IN SHARES OF
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Global Bond (1)                                Global Bond Portfolio
Growth and Income                              Growth and Income Portfolio
Growth                                         Growth Portfolio
International Growth                           International Growth Portfolio
Money Market                                   Money Market Portfolio
Balanced Wealth Strategy (2)                   Balance Wealth Strategy Portfolio
Intermediate Bond (3)                          Intermediate Bond Portfolio

(1)      Division merged into the Intermediate Bond Division on April 25, 2008.
(2) Division renamed on September 26, 2008, to correspond with a name change in the underlying mutual fund investment from the Balanced Shares Portfolio to the Balanced Wealth Strategy Portfolio.
(3) Division renamed on April 25, 2008, to correspond with the name change in the underlying mutual fund investment from the U.S. Government/High Grade Securities Portfolio to the Intermediate Bond Portfolio.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

The Company has elected to terminate sales efforts of the variable annuities. As a result, the Account is no longer available to new contract owners; however, existing contract owners may continue to allocate purchase payments to the Account.

2. SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT OPERATIONS

Investments are stated at the closing net asset values per share of each of the respective portfolios, which value their investment securities at fair value. The average cost method is used to determine realized gains and losses and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

Dividends and realized gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in additional shares of the underlying mutual fund.

ANNUITY RESERVES

Net assets allocated to contracts in the annuitization (payout) period are computed according to the Individual Annuity Valuation 1983 Table using an assumed interest rate of 4%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amount required, transfers may be made to the Company.

USE OF ESTIMATES

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

FAIR VALUE

Effective January 1, 2008, the Account adopted Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price a participant would pay to acquire an asset or assume a liability in an orderly transaction between market participants on the measurement date. Additionally, the adoption of this statement established a fair value hierarchy that prioritizes the observable and unobservable inputs into three levels. Under this standard, the Company must determine the appropriate level in the fair value hierarchy for each fair value measurement.

The three-tier hierarchy of inputs is outlined below:

     Level 1: Unadjusted quoted prices in the active market.

     Level 2: Inputs other than quoted prices within Level 1 that are observable for the security, either directly on indirectly.

     Level 3: Inputs are unobservable and reflect assumptions on part of the reporting entity.

The Account's investments in the funds were valued as Level 2. The funds are not traded in an active market; rather the Account purchases and redeems shares at net asset value.

The adoption of SFAS No. 157 did not have an impact on the Account's financial position, as SFAS No. 157 did not expand the use of fair value in any new circumstances.

3. EXPENSES

The Company is compensated for mortality, distribution, and expense risks and enhanced death benefits by a charge equivalent to an annual rate of 1.60% (1.40% for contracts in the annuitization period) of the asset value of each contract sold subject to early withdrawal charges and 1.77% (1.65% for contracts in the annuitization period) of the asset value of each contract sold not subject to early withdrawal charges.

An annual contract administration charge of $30 is deducted on the first valuation date on or after each contract anniversary prior to the annuity date. However, the Company has waived this charge. A transfer charge of $10 will be imposed on each transfer between divisions (portfolios) of the account in excess of 12 in any one contract year. However, the Company has waived this charge until further notice. A withdrawal transaction charge of the lesser of $25 or 2% of the amount withdrawn will be imposed on each withdrawal in excess of two per contract year. Contracts sold subject to early withdrawal charges are assessed a charge equal to 5% of the amount withdrawn for purchase payments made within a five-year period following the date the payment was received.

4. FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments were as follows during the year ended December 31, 2008:

                                              COST OF             PROCEEDS
DIVISION                                     PURCHASES           FROM SALES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Global Bond                                 $        72,799     $       714,596
Growth and Income                                   121,707              76,862
Growth                                                4,920             126,908
International Growth                                 21,228             117,988
Money Market                                          2,018               4,266
Balanced Wealth Strategy                          1,058,843             995,637
Intermediate Bond                                   718,787             198,363

6. CHANGES IN UNITS OUTSTANDING

Transactions in units were as follows for each of the years ended December 31:

                                     YEAR ENDED DECEMBER 31, 2008                  YEAR ENDED DECEMBER 31, 2007
                             --------------------------------------------- ---------------------------------------------
                             --------------------------------------------- ---------------------------------------------
                                                            NET INCREASE                                 NET INCREASE
                                PURCHASED      REDEEMED      (DECREASE)       PURCHASED      REDEEMED     (DECREASE)
                             --------------------------------------------- ---------------------------------------------
                             --------------------------------------------- ---------------------------------------------
Division:
   Global Bond                          -         41,380         (41,380)          768         14,250        (13,482)
   Growth and Income                    -          3,400          (3,400)        1,334         36,696        (35,362)
   Growth                          30,488         37,463          (6,975)        1,507        121,498       (119,991)
   International Growth                12          6,512          (6,500)        3,152         80,504        (77,352)
   Money Market                     2,877          3,089            (212)        8,421         17,203         (8,782)
   Balanced Wealth Strategy        46,416         50,274          (3,858)           37         35,717        (35,680)
   Intermediate Bond               71,818         35,458          36,360           302         39,324        (39,022)

7. UNIT VALUES

The following summarizes units outstanding, unit values, and net assets at December 31, 2008, 2007, 2006, 2005, and 2004, and investment income ratios and expense, investment income rating, and total return ratios for the years then ended:

                                                                                        RATIO OF
                                                                                       EXPENSES TO
                                                              NET         INVESTMENT     AVERAGE
                                                    UNIT      ASSETS        INCOME         NET        TOTAL
                  DIVISION                 UNITS    VALUE      (000'S)    RATIO (1)    ASSETS (2)  RETURN (3)
     ----------------------------------------------------------------------------------------------------------
     ----------------------------------------------------------------------------------------------------------

     GLOBAL BOND (4)
     Accumulation units with early
        withdrawal charges:
          2007                              39,775    $16.42    $  653       3.29%        1.60%        8.60%
          2006                              50,219     15.12       759       1.63         1.60         3.35
          2005                              60,677     14.63       888       8.88         1.60        (9.13)
          2004                              70,220     16.10     1,131       5.62         1.60         7.91

     Accumulation units without early withdrawal charges:
          2007                               1,065     15.78        17       3.29%        1.77%        8.38%
          2006                               4,067     14.56        59       1.63         1.77         3.19
          2005                               4,186     14.11        59       8.88         1.77        (9.32)
          2004                               8,055     15.56       125       5.62         1.77         7.76

     Contracts in the annuitization period without early withdrawal charges:
          2007                                 540     16.01         9       3.29%        1.65%        8.54%
          2006                                 577     14.75         9       1.63         1.65         3.22
          2005                                 628     14.29         9       8.88         1.65        (9.15)
          2004                                 681     15.73        11       5.62         1.65         7.81

                                                                                        RATIO OF
                                                                                       EXPENSES TO
                                                              NET         INVESTMENT     AVERAGE
                                                    UNIT      ASSETS        INCOME         NET        TOTAL
                  DIVISION                 UNITS    VALUE      (000'S)    RATIO (1)    ASSETS (2)  RETURN (3)
     ----------------------------------------------------------------------------------------------------------
     ----------------------------------------------------------------------------------------------------------

     GROWTH AND INCOME
     Accumulation units with early
        withdrawal charges:
          2008                              21,407    $16.97    $  363       4.58%        1.60%        (41.56)%
          2007                              23,971     29.04       696       1.51         1.60         3.46
          2006                              54,504     28.07     1,529       1.44         1.60        15.42
          2005                              68,596     24.32     1,668       1.49         1.60         3.23
          2004                              78,172     23.56     1,842       0.91         1.60         9.68

     Accumulation units without early withdrawal charges:
          2008                               2,158     17.00        37       4.58%        1.77%      (41.66)%
          2007                               2,760     29.14        80       1.51         1.77         3.26
          2006                               7,302     28.22       206       1.44         1.77        15.23
          2005                               7,733     24.49       189       1.49         1.77         3.03
          2004                               9,447     23.77       225       0.91         1.77         9.54

     Contracts in the annuitization period with early withdrawal charges:
          2008                                 173     17.41         3       4.58%        1.40%      (41.46)%
          2007                                 343     29.74        10       1.51         1.40         3.66
          2006                                 506     28.69        15       1.44         1.40        15.69
          2005                                 695     24.80        17       1.49         1.40         3.38
          2004                                 896     23.99        21       0.91         1.40         9.95

     Contracts in the annuitization period without early withdrawal charges:
          2008                                 397     17.27         7       4.58%        1.65%      (41.58)%
          2007                                 460     29.56        14       1.51         1.65         3.36
          2006                                 583     28.60        17       1.44         1.65        15.42
          2005                                 646     24.78        16       1.49         1.65         3.12
          2004                                 712     24.03        17       0.91         1.65         9.63

                                                                                        RATIO OF
                                                                                       EXPENSES TO
                                                              NET         INVESTMENT     AVERAGE
                                                    UNIT      ASSETS        INCOME         NET        TOTAL
                  DIVISION                 UNITS    VALUE      (000'S)    RATIO (1)    ASSETS (2)  RETURN (3)
     ----------------------------------------------------------------------------------------------------------
     ----------------------------------------------------------------------------------------------------------

     GROWTH
     Accumulation units with early withdrawal charges:
          2008                             121,191   $ 11.10   $ 1,345       0.00%        1.60%      (43.40)%
          2007                             127,873     19.61     2,508       0.00         1.60        11.23
          2006                             211,376     17.63     3,727       0.00         1.60        (2.65)
          2005                             257,754     18.11     4,668       0.00         1.60        10.16
          2004                             320,967     16.44     5,275       0.00         1.60        12.91

     Accumulation units without early withdrawal charges:
          2008                                 494     10.74         5       0.00%        1.77%      (43.47)%
          2007                                 494     19.00         9       0.00         1.77        11.05
          2006                              36,620     17.11       627       0.00         1.77        (2.84)
          2005                              39,539     17.61       696       0.00         1.77         9.99
          2004                              44,759     16.01       717       0.00         1.77        12.75

     Contracts in the annuitization period with early withdrawal charges:
          2008                                 456     11.38         5       0.00%        1.40%      (43.30)%
          2007                                 715     20.07        14       0.00         1.40        11.44
          2006                                 968     18.01        17       0.00         1.40        (2.44)
          2005                               1,258     18.46        23       0.00         1.40        10.41
          2004                               1,567     16.72        26       0.00         1.40        13.13

     Contracts in the annuitization period without early withdrawal charges:
          2008                                  77     10.90         1       0.00%        1.65%      (43.44)%
          2007                                 113     19.27         2       0.00         1.65        11.19
          2006                                 222     17.33         4       0.00         1.65        (2.70)
          2005                                 253     17.81         5       0.00         1.65        10.14
          2004                                 287     16.17         5       0.00         1.65        12.84

                                                                                        RATIO OF
                                                                                       EXPENSES TO
                                                              NET         INVESTMENT     AVERAGE
                                                    UNIT      ASSETS        INCOME         NET        TOTAL
                  DIVISION                 UNITS    VALUE      (000'S)    RATIO (1)    ASSETS (2)  RETURN (3)
     ----------------------------------------------------------------------------------------------------------
     ----------------------------------------------------------------------------------------------------------

     INTERNATIONAL GROWTH
     Accumulation units with early
        withdrawal charges:
          2008                              52,237     11.49       600       0.78%        1.60%      (49.65)%
          2007                              58,642     22.82     1,338       1.23         1.60        20.30
          2006                             103,736     18.97     1,968       0.41         1.60        24.39
          2005                             125,138     15.25     1,908       0.51         1.60        17.31
          2004                             145,123     13.00     1,887       0.27         1.60        15.76

     Accumulation units without early withdrawal charges:
          2008                               1,412     10.24        14       0.78%        1.77%      (49.75)%
          2007                               1,435     20.38        29       1.23         1.77        20.09
          2006                              33,635     16.97       571       0.41         1.77        24.23
          2005                              34,653     13.66       473       0.51         1.77        17.05
          2004                              41,154     11.67       480       0.27         1.77        15.54

     Contracts in the annuitization period with early withdrawal charges:
          2008                                  70     11.79         1       0.78%        1.40%      (49.55)%
          2007                                  77     23.37         2       1.23         1.40        20.53
          2006                                  85     19.39         2       0.41         1.40        24.69
          2005                                  93     15.55         1       0.51         1.40        17.54
          2004                                 102     13.23         1       0.27         1.40        15.95

     Contracts in the annuitization period without early withdrawal charges:
          2008                                 665     10.40         7       0.78%        1.65%      (49.71)%
          2007                                 730     20.68        15       1.23         1.65        20.23
          2006                                 780     17.20        13       0.41         1.65        24.37
          2005                                 849     13.83        12       0.51         1.65        17.20
          2004                                 921     11.80        11       0.27         1.65        15.69

                                                                                        RATIO OF
                                                                                       EXPENSES TO
                                                              NET         INVESTMENT     AVERAGE
                                                    UNIT      ASSETS        INCOME         NET        TOTAL
                  DIVISION                 UNITS    VALUE      (000'S)    RATIO (1)    ASSETS (2)  RETURN (3)
     ----------------------------------------------------------------------------------------------------------
     ----------------------------------------------------------------------------------------------------------

     MONEY MARKET
     Accumulation units with early
        withdrawal charges:
          2008                               6,390   $ 12.58   $    80       1.89%        1.60%        0.32%
          2007                               6,602     12.54        83       4.35         1.60         2.70
          2006                              13,299     12.21       162       4.10         1.60         2.61
          2005                              31,005     11.90       369       2.48         1.60         0.68
          2004                              22,249     11.82       263       0.68         1.60        (0.92)

     Accumulation units without early withdrawal charges:
          2008                                   -     12.24         -       1.89%        1.77%        0.08%
          2007                                   -     12.23         -       4.35         1.77         2.51
          2006                               1,653     11.93        20       4.10         1.77         2.40
          2005                               1,728     11.65        20       2.48         1.77         0.52
          2004                               2,861     11.59        33       0.68         1.77        (1.02)

     Contracts in the annuitization period with early withdrawal charges:
          2008                                   -     12.90         -       1.89%        1.40%        0.47%
          2007                                   -     12.84         -       4.35         1.40         2.88
          2006                                 433     12.48         5       4.10         1.40         2.80
          2005                               1,471     12.14        18       2.48         1.40         0.91
          2004                               2,401     12.03        29       0.68         1.40        (0.66)

                                                                                        RATIO OF
                                                                                       EXPENSES TO
                                                              NET         INVESTMENT     AVERAGE
                                                    UNIT      ASSETS        INCOME         NET        TOTAL
                  DIVISION                 UNITS    VALUE      (000'S)    RATIO (1)    ASSETS (2)  RETURN (3)
     ----------------------------------------------------------------------------------------------------------
     ----------------------------------------------------------------------------------------------------------

     BALANCED WEALTH STRATEGY (4)
     Accumulation units with early
        withdrawal charges:
          2008                              44,015    $16.00   $   704       3.20%        1.60%      (31.30)%
          2007                              47,644     23.29     1,110       2.65         1.60         1.39
          2006                              73,444     22.97     1,687       2.55         1.60        10.01
          2005                             100,434     20.88     2,097       2.58         1.60         2.25
          2004                             120,476     20.42     2,460       2.20         1.60         7.36

     Accumulation units without early withdrawal charges:
          2008                                 491     15.66         8       3.20%        1.77%      (31.44)%
          2007                                 537     22.84        12       2.65         1.77         1.24
          2006                              10,178     22.56       230       2.55         1.77         9.83
          2005                              10,505     20.54       216       2.58         1.77         2.09
          2004                              12,369     20.12       249       2.20         1.77         7.14

     Contracts in the annuitization period with early withdrawal charges:
          2008                                 621     16.42        10       3.20%        1.40%      (31.18)%
          2007                                 737     23.86        18       2.65         1.40         1.62
          2006                                 850     23.48        20       2.55         1.40        10.23
          2005                                 977     21.30        21       2.58         1.40         2.45
          2004                               1,117     20.79        23       2.20         1.40         7.55

     Contracts in the annuitization period without early withdrawal charges:
          2008                                 434     15.91         7       3.20%        1.65%      (31.39)%
          2007                                 502     23.19        12       2.65         1.65         1.35
          2006                                 627     22.88        14       2.55         1.65        10.00
          2005                                 694     20.80        14       2.58         1.65         2.21
          2004                                 764     20.35        15       2.20         1.65         7.27

                                                                                        RATIO OF
                                                                                       EXPENSES TO
                                                              NET         INVESTMENT     AVERAGE
                                                    UNIT      ASSETS        INCOME         NET        TOTAL
                  DIVISION                 UNITS    VALUE      (000'S)    RATIO (1)    ASSETS (2)  RETURN (3)
     ----------------------------------------------------------------------------------------------------------
     ----------------------------------------------------------------------------------------------------------

     INTERMEDIATE BOND (4)
     Accumulation units with early
        withdrawal charges:
          2008                              78,006   $ 12.75   $   994       2.86%        1.60%       (7.88)%
          2007                              43,277     13.84       599       4.70         1.60         3.21
          2006                              70,161     13.41       941       4.16         1.60         2.29
          2005                              97,017     13.11     1,272       2.94         1.60         0.38
          2004                             106,549     13.06     1,392       2.85         1.60         2.11

     Accumulation units without early withdrawal charges:
          2008                               1,390     12.42        17       2.86%        1.77%       (8.07)%
          2007                                 149     13.51         2       4.70         1.77         3.05
          2006                              11,753     13.11       154       4.16         1.77         2.10
          2005                              15,044     12.84       193       2.94         1.77         0.16
          2004                              18,122     12.82       232       2.85         1.77         1.99

     Contracts in the annuitization period with early withdrawal charges:
          2008                                 310     13.08         4       2.86%        1.40%       (7.69)%
          2007                                 478     14.17         7       4.70         1.40         3.43
          2006                                 974     13.70        13       4.16         1.40         2.47
          2005                               1,135     13.37        15       2.94         1.40         0.53
          2004                               1,312     13.30        18       2.85         1.40         2.31

     Contracts in the annuitization period without early withdrawal charges:
          2008                               1,122     12.62        14       2.86%        1.65%       (7.88)%
          2007                                 563     13.70         8       4.70         1.65         3.09
          2006                                 602     13.29         8       4.16         1.65         2.23
          2005                                 655     13.00         9       2.94         1.65         0.31
          2004                                 711     12.96         9       2.85         1.65         2.13

     (1) These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. For periods where contracts have not been outstanding for the entire year, average net assets have been calculated from the date operations commenced through the end of the reporting period. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest.

     (2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods when contracts have not been outstanding for the entire year, total return amounts have not been annualized.

     (4) In April 2008, the AllianceBernstein Variable Products Series Fund, Inc., Board of Directors voted to merge their Global Bond Portfolio with the U.S. Government/High Grade Securities Portfolio and concurrently change the name to Intermediate Bond Portfolio. In September 2008, the AllianceBernstein Variable Products Series Fund, Inc., Board of Directors announced the acquisition of their Balanced Shares Portfolio by the Balanced Wealth Strategy Portfolio. Effective with the mergers, (1) all assets of the Global Bond Division were transferred to the Intermediate Bond Division (formerly the U.S. Government/High Grade Division); (2) all assets of the Balanced Shares Portfolio were transferred to the Balanced Wealth Portfolio; (3) the Balanced Shares Division was renamed the Balanced Wealth Strategy Division; and (4) the Global Bond Division of the Account ceased to exist. Information presented for the periods prior to the mergers has not been restated.